Supplemental Condensed Consolidating Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 4,882	$ 5,384	$ 4,235	$ 5,163
Receivables	19,858	19,581
Inventories, net	6,672	5,690
Property, plant and equipment, net	6,451	6,481
Equipment on operating leases	1,892	1,835
Investments in unconsolidated subsidiaries and affiliates	478	527
Goodwill and intangibles	3,250	3,257
Other	3,917	3,922
TOTAL ASSETS	47,400	46,677
Liabilities and Equity:
Debt	26,308	26,301
Trade payables	5,761	5,342
Other liabilities	10,903	10,191
Total Equity	4,428	4,843	4,838	4,961
TOTAL LIABILITIES AND EQUITY	47,400	46,677
CNH Industrial N.V. [Member]
Assets:
Cash and cash equivalents	2	3	2	7
Deposits in subsidiaries’ cash management pools	154	116
Receivables	175	584
Inventories, net	161	138
Property, plant and equipment, net	80	80
Investments in unconsolidated subsidiaries and affiliates	255	251
Investments in consolidated subsidiaries	9,164	9,166
Goodwill and intangibles	12	12
Other	196	176
TOTAL ASSETS	10,199	10,526
Liabilities and Equity:
Debt	5,098	5,045
Trade payables	251	221
Other liabilities	434	458
Total Equity	4,416	4,802
TOTAL LIABILITIES AND EQUITY	10,199	10,526
Case New Holland Industrial Inc. [Member]
Assets:
Receivables	789	986
Investments in consolidated subsidiaries	7,412	7,191
Other	110	104
TOTAL ASSETS	8,311	8,281
Liabilities and Equity:
Debt	5,235	5,187
Trade payables	8	112
Other liabilities	(134)	(79)
Total Equity	3,202	3,061
TOTAL LIABILITIES AND EQUITY	8,311	8,281
Guarantor Subsidiaries [Member]
Assets:
Cash and cash equivalents	211	144	56	39
Deposits in subsidiaries’ cash management pools	3,462	4,753
Receivables	4,936	4,970
Inventories, net	1,561	1,364
Property, plant and equipment, net	1,065	1,108
Investments in consolidated subsidiaries	1,671	1,607
Goodwill and intangibles	2,782	2,786
Other	1,339	1,292
TOTAL ASSETS	17,027	18,024
Liabilities and Equity:
Debt	2,150	3,302
Trade payables	1,797	2,083
Other liabilities	3,416	3,365
Total Equity	9,664	9,274
TOTAL LIABILITIES AND EQUITY	17,027	18,024
All Other Subsidiaries [Member]
Assets:
Cash and cash equivalents	4,669	5,237	$ 4,177	$ 5,117
Receivables	26,939	27,401
Inventories, net	4,950	4,188
Property, plant and equipment, net	5,306	5,293
Equipment on operating leases	1,892	1,835
Investments in unconsolidated subsidiaries and affiliates	223	276
Investments in consolidated subsidiaries	905	794
Goodwill and intangibles	456	459
Other	2,466	2,555
TOTAL ASSETS	47,806	48,038
Liabilities and Equity:
Debt	28,726	29,987
Trade payables	5,395	4,954
Other liabilities	7,386	6,633
Total Equity	6,299	6,464
TOTAL LIABILITIES AND EQUITY	47,806	48,038
Eliminations [Member]
Assets:
Deposits in subsidiaries’ cash management pools	(3,616)	(4,869)
Receivables	(12,981)	(14,360)
Investments in consolidated subsidiaries	(19,152)	(18,758)
Other	(194)	(205)
TOTAL ASSETS	(35,943)	(38,192)
Liabilities and Equity:
Debt	(14,901)	(17,220)
Trade payables	(1,690)	(2,028)
Other liabilities	(199)	(186)
Total Equity	(19,153)	(18,758)
TOTAL LIABILITIES AND EQUITY	$ (35,943)	$ (38,192)